Asset Retirement Provision	12 Months Ended
Dec. 31, 2023
Asset Retirement Provision [Abstract]
ASSET RETIREMENT PROVISION
NOTE 20:	ASSET RETIREMENT PROVISION

	As of December 31,	As of December 31,
	2023	2022
Balance as of January 1,	1,979	239
Additions during the period	209	1,701
Accretion expense	214	93
Effect of change in the foreign exchange rate	12	(54)
Effect of change in discount rate	(598)	—
Balance as of period end	1,816	1,979

As of December 31, 2023, the Company estimated the costs of restoring its leased premises to their original state at the end of their respective lease terms to be $4,326 (December 31, 2022: $3,950), discounted to present value of $1,816 (December 31, 2022: $1,979) using annual discount rates between 7% and 17% (December 31, 2022: between 7% and 10%) over the lease periods, which were estimated to range from seven to ten years depending on the location.

The effect of change in discount rate was accounted for as a reduction of asset retirement provision totaling $598 and a decrease of $499 in the related property, plant and equipment. As the decrease in the asset retirement provision exceeded the carrying amount of the related property, plant and equipment, the excess of $99 was recognized as a gain in the consolidated statements of profit or loss and comprehensive profit or loss under Net financial (expenses) income.